Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year (a)	Summary Compensation Table Total for PEO(1)(2) ($) (b)	Compensation Actually Paid to PEO(3)(4) ($) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)(d)	Average Compensation Actually Paid to Non-PEO NEOs (e)(1)(3)(4)	Value of Initial Fixed $100 Investment Based On:(5)		Net Income ($mm) (h)	Adjusted Operating Income ($mm) (i)
					Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)
2022	4,237,236	2,166,146	1,036,904	703,292	113.95	138.39	78.8	105.2
2021	2,994,500	3,543,568	1,075,700	963,934	193.48	202.44	103.3	88.0
2020	3,043,500	4,189,473	1,155,400	1,432,153	162.81	141.94	65.4	84.1

Named Executive Officers, Footnote [Text Block]	Mr. Litwin was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are as follows:
2022: Thomas Clark, Claudia Hughes, Manoj Shetty and Klaus Werner.
2021: Richard Leeds, Bruce Leeds, Robert Leeds, Thomas Clark and Eric Lerner.
	2020: Richard Leeds, Bruce Leeds, Robert Leeds, Thomas Clark, Ritesh Chaturbedi, Robert Dooley and Eric Lerner.
Peer Group Issuers, Footnote [Text Block]	For each of 2022, 2021 and 2020, total shareholder return for the Company and the peer group represents the dollar value as of December 31, 2022, 2021 and 2020, of a deemed fixed investment of $100 at market close on December 31, 2019, assuming reinvestment of dividends
PEO Total Compensation Amount	$ 4,237,236	$ 2,994,500	$ 3,043,500
PEO Actually Paid Compensation Amount	$ 2,166,146	3,543,568	4,189,473
Adjustment To PEO Compensation, Footnote [Text Block]

PEO		2022	2021	2020
Summary Compensation Table ("SCT") Total for PEO (column (b))		$4,237,236	$2,994,500	$3,043,500
-	aggregate change in actuarial present value of pension benefits	$—	$—	$—
+	service cost of pension benefits	$—	$—	$—
+	prior service cost of pension benefits	$—	$—	$—
-	SCT “Stock Awards” column value	$(1,700,000)	$(850,000)	$(700,000)
-	SCT “Option Awards” column value	$—	$(150,000)	$—
+	year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$986,025	$1,033,908	$1,010,159
[+/-]	year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(1,463,516)	$444,935	$849,800
+	vesting date fair value of equity awards granted and vested in the covered year	$200,013	$—	$—
[+/-]	year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$(93,612)	$70,225	$(13,986)
-	fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$—	$—	$—
+	dollar value of dividends/earnings paid on equity awards in the covered year	$—	$—	$—
+	excess fair value for equity award modifications	$—	$—	$—
Compensation Actually Paid to PEO (column (c))		$2,166,146	$3,543,568	$4,189,473

Non-PEO NEO Average Total Compensation Amount	$ 1,036,904	1,075,700	1,155,400
Non-PEO NEO Average Compensation Actually Paid Amount	$ 703,292	963,934	1,432,153
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average for Non-PEO NEOs		2022	2021	2020
Average SCT Total for Non-PEO NEOs (column (d))		$1,036,904	$1,075,700	$1,155,400
-	aggregate change in actuarial present value of pension benefits	$—	$—	$—
+	service cost of pension benefits	$—	$—	$—
+	prior service cost of pension benefits	$—	$—	$—
-	SCT “Stock Awards” column value	$(197,150)	$(18,960)	$(71,400)
-	SCT “Option Awards” column value	$(89,625)	$(18,960)	$(71,557)
+	year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$187,539	$33,741	$247,991
[+/-]	year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(161,246)	$17,720	$138,509
+	vesting date fair value of equity awards granted and vested in the covered year	$—	$—	$—
[+/-]	year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$(73,130)	$28,086	$33,210
-	fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$—	$(153,393)	$—
+	dollar value of dividends/earnings paid on equity awards in the covered year	$—	$—	$—
+	excess fair value for equity award modifications	$—	$—	$—
	Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$703,292	$963,934	$1,432,153

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]	The chart below reflects the relationship between the PEO CAP and Average Non-PEO NEO CAP, Global Industrial TSR and Peer Group TSR.
Tabular List [Table Text Block]

Most Important Performance Measures (3 to 7 metrics w/o ranking)
Net Sales
Gross Profit
Gross Margin
Adjusted Operating Income

Total Shareholder Return Amount	$ 113.95	193.48	162.81
Peer Group Total Shareholder Return Amount	138.39	202.44	141.94
Net Income (Loss)	$ 78,800,000	$ 103,300,000	$ 65,400,000
Company Selected Measure Amount	105,200,000	88,000,000.0	84,100,000
PEO Name	Mr. Litwin
Additional 402(v) Disclosure [Text Block]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Litwin for each corresponding year in the Total Compensation column of the Summary Compensation Table. See Summary Compensation Table on page 54 of this Proxy Statement.The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table above for each corresponding year, adjusted as described in footnote 4 below.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Gross Profit
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Gross Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income
PEO [Member] | Aggregated Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Prior Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | SCT Stock Awards Common Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,700,000)	(850,000)	(700,000)
PEO [Member] | SCT Option Awards Common Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(150,000)	0
PEO [Member] | Year-End Fair Value of Equity Awards Granted In The Covered Year That Were Outstanding And Unvested As Of The Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	986,025	1,033,908	1,010,159
PEO [Member] | Year-Over-Year Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of The Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,463,516)	444,935	849,800
PEO [Member] | Vesting Date Fair Value Of Equity Awards Granted And Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	200,013	0	0
PEO [Member] | Year-Over-Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(93,612)	70,225	(13,986)
PEO [Member] | Fair Value As Of Prior-Year End Of Equity Awards Granted In Prior Years That Failed To Vest In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dollar Value Of Dividends/Earnings Paid On Equity Awards In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Aggregated Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Prior Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | SCT Stock Awards Common Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(197,150)	(18,960)	(71,400)
Non-PEO NEO [Member] | SCT Option Awards Common Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(89,625)	(18,960)	(71,557)
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted In The Covered Year That Were Outstanding And Unvested As Of The Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	187,539	33,741	247,991
Non-PEO NEO [Member] | Year-Over-Year Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of The Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(161,246)	17,720	138,509
Non-PEO NEO [Member] | Vesting Date Fair Value Of Equity Awards Granted And Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year-Over-Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(73,130)	28,086	33,210
Non-PEO NEO [Member] | Fair Value As Of Prior-Year End Of Equity Awards Granted In Prior Years That Failed To Vest In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(153,393)	0
Non-PEO NEO [Member] | Dollar Value Of Dividends/Earnings Paid On Equity Awards In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0